Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates Impact	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Thai Baht [Member]
Schedule of Currency Exchange Rates Impact [Line Items]
Year End Rate	0.0271		0.0292
Average Rate	0.0275	0.0293
Hong Kong Dollar [Member]
Schedule of Currency Exchange Rates Impact [Line Items]
Year End Rate	0.1281		0.1282
Average Rate	0.1279	0.1282
Chinese Renminbi [Member]
Schedule of Currency Exchange Rates Impact [Line Items]
Year End Rate	0.1376		0.1409
Average Rate	0.1386	0.1444